OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES (Note 15)
General and administration	$ 4,673,000	$ 5,280,000
Exploration and evaluation	794,000	787,000
Investor relations and marketing communications	1,540,000	1,279,000
Corporate development and due diligence	783,000	708,000
Total	19,745,000	9,599,000
Impairment of non-current asset (non-cash)	11,955,000	1,545,000
Administrative and Office
OPERATING EXPENSES (Note 15)
General and administration	236,000	259,000
Exploration and evaluation	253,000	159,000
Investor relations and marketing communications	13,000	15,000
Corporate development and due diligence	7,000	16,000
Total	509,000	449,000
Consultants
OPERATING EXPENSES (Note 15)
General and administration	351,000	344,000
Exploration and evaluation	25,000	31,000
Investor relations and marketing communications		0
Corporate development and due diligence	114,000	130,000
Total	490,000	505,000
Depreciation (Non-cash)
OPERATING EXPENSES (Note 15)
General and administration	156,000	299,000
Exploration and evaluation	330,000	180,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	486,000	479,000
Directors Fees
OPERATING EXPENSES (Note 15)
General and administration	305,000	305,000
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	305,000	305,000
Investor Relations and Marketing Communications
OPERATING EXPENSES (Note 15)
General and administration	7,000	0
Exploration and evaluation	15,000	7,000
Investor relations and marketing communications	820,000	646,000
Corporate development and due diligence	4,000	7,000
Total	846,000	660,000
Professional Fees
OPERATING EXPENSES (Note 15)
General and administration	441,000	1,008,000
Exploration and evaluation	0	0
Investor relations and marketing communications	0	1,000
Corporate development and due diligence	0	72,000
Total	441,000	1,081,000
Salaries
OPERATING EXPENSES (Note 15)
General and administration	2,029,000	1,694,000
Exploration and evaluation	146,000	323,000
Investor relations and marketing communications	381,000	377,000
Corporate development and due diligence	198,000	225,000
Total	2,754,000	2,619,000
Share-based Payments (Non-cash)
OPERATING EXPENSES (Note 15)
General and administration	936,000	1,170,000
Exploration and evaluation	17,000	56,000
Investor relations and marketing communications	254,000	121,000
Corporate development and due diligence	412,000	245,000
Total	1,619,000	1,592,000
Transfer Agent and Filing Fees
OPERATING EXPENSES (Note 15)
General and administration	174,000	154,000
Exploration and evaluation	0	0
Investor relations and marketing communications	16,000	43,000
Corporate development and due diligence	0	0
Total	190,000	197,000
Travel and Accommodation
OPERATING EXPENSES (Note 15)
General and administration	37,000	47,000
Exploration and evaluation	8,000	31,000
Investor relations and marketing communications	56,000	76,000
Corporate development and due diligence	48,000	13,000
Total	149,000	167,000
Operating expenses total
OPERATING EXPENSES (Note 15)
General and administration	4,673,000	5,280,000
Exploration and evaluation	794,000	787,000
Investor relations and marketing communications	1,540,000	1,279,000
Corporate development and due diligence	783,000	708,000
Total	$ 7,790,000	$ 8,054,000